Results for the year - Net sales and rebates - Gross-To-Net Sales Reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 270,431	kr 230,701	kr 216,174
Total gross-to-net sales adjustments	(148,410)	(118,870)	(104,478)
Net sales	122,021	111,831	111,696
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	57,486	54,488	55,831
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(84,202)	(65,207)	(53,077)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(33,772)	(29,469)	(28,324)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(14,365)	(11,950)	(12,491)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(8,280)	(6,606)	(5,771)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	kr (7,791)	kr (5,638)	kr (4,815)